Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Schedule of Income and Share Data Used in Basic and Diluted EPS Calculation

The following table reflects the income and share data used in the basic and diluted EPS calculation:

	At December 31,	At December 31,	At December 31,
	2024	2023	2022

Profit attributable to ordinary equity holders of the parent (in EUR thousand)	117,778	145,631	142,849

Weighted average number of ordinary shares for basic EPS	271,136,204	264,951,368	264,699,481
Effects of dilution from share-based incentive plans	13,785	20,899	—
Effects of dilution from remuneration in shares	2,508	5,281	1,581
Weighted average number of ordinary shares adjusted for the effect of dilution	271,152,497	264,977,547	264,701,062

	2024	2023	2022
Basic earnings per common share (in EUR)	0.43	0.55	0.54
Diluted earnings per common share (in EUR)	0.43	0.55	0.54